SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	$ 1,192
Property and equipment, ending balance	969	$ 1,192
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,192
Property and equipment, ending balance	969	1,192
Gross carrying amount [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	2,124	1,667
Additions	201	297
Deductions	(21)
Depreciation	271	287
Currency translation adjustments	(335)	160
Property and equipment, ending balance	1,969	2,124
Accumulated Depreciation [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	932	569
Depreciation	271	287
Currency translation adjustments	(203)	76
Property and equipment, ending balance	1,000	932
Leasehold improvements [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	61
Property and equipment, ending balance	45	61
Leasehold improvements [member] | Gross carrying amount [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	81	69
Additions		3
Depreciation	4	5
Currency translation adjustments	(18)	9
Property and equipment, ending balance	63	81
Leasehold improvements [member] | Accumulated Depreciation [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	20	13
Depreciation	4	5
Currency translation adjustments	(6)	2
Property and equipment, ending balance	18	20
Machinery [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	588
Property and equipment, ending balance	448	588
Machinery [member] | Gross carrying amount [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	1,233	847
Additions	135	275
Depreciation	202	187
Currency translation adjustments	(221)	111
Property and equipment, ending balance	1,147	1,233
Machinery [member] | Accumulated Depreciation [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	645	399
Depreciation	202	187
Currency translation adjustments	(148)	59
Property and equipment, ending balance	699	645
Furniture and Office Equipment [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	50
Property and equipment, ending balance	34	50
Furniture and Office Equipment [Member] | Gross carrying amount [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	83	73
Additions		1
Depreciation	7	7
Currency translation adjustments	(18)	9
Property and equipment, ending balance	65	83
Furniture and Office Equipment [Member] | Accumulated Depreciation [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	33	23
Depreciation	7	7
Currency translation adjustments	(9)	3
Property and equipment, ending balance	31	33
Computer equipment [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	27
Property and equipment, ending balance	28	27
Computer equipment [member] | Gross carrying amount [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	99	72
Additions	17	18
Depreciation	19	16
Currency translation adjustments	(14)	9
Property and equipment, ending balance	102	99
Computer equipment [member] | Accumulated Depreciation [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	72	49
Depreciation	19	16
Currency translation adjustments	(17)	7
Property and equipment, ending balance	74	72
Right-of-use assets [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	466
Property and equipment, ending balance	414	466
Right-of-use assets [member] | Gross carrying amount [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	628	606
Additions	49
Deductions	(21)
Depreciation	39	72
Currency translation adjustments	(64)	22
Property and equipment, ending balance	592	628
Right-of-use assets [member] | Accumulated Depreciation [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning balance	162	85
Depreciation	39	72
Currency translation adjustments	(23)	5
Property and equipment, ending balance	$ 178	$ 162